FEDERATED INTERNATIONAL EQUITY INCOME FUND II

A Portfolio of Federated Insurance Series
-----------------------------------------------------------------------------

Supplement to Prospectuses dated April 30, 2005.

     Under "Who Manages the Fund?" please replace the sub-section entitled "Portfolio Management Information" with the following:


PORTFOLIO MANAGEMENT INFORMATION

Regina Chi

Regina Chi has been the Fund's Portfolio Manager since May 2005. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst and became an Assistant Vice President of the Fund's Adviser in July 2000. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice President/Portfolio Manager from July 1997 to July 1999 and as a Research Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in Economics and Philosophy from Columbia University.


Richard Winkowski

Richard Winkowski has been the Fund's Portfolio Manager since May 2005. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998. He became an Assistant Vice President of the Fund's Adviser in July 1999 and became a Vice President of the Fund's Adviser in July 2000. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.


Federated Securities Corp., Distributor

Cusip 313916603


33176 (6/05)

                                                                  June 30, 2005




FEDERATED INTERNATIONAL EQUITY INCOME FUND II

A Portfolio of Federated Insurance Series
-------------------------------------------------------------------------------

Supplement to Statements of Additional Information dated April 30, 2005.

Under "Who Manages and Provides Services to the Fund?" please replace the sub-section entitled "Portfolio Managers Information:" with the following:


Portfolio Manager Information
The following information about the Fund's portfolio manager is provided as of May 31, 2005.


                                              ------------------------------------------------- -----------------------------------
         Other Accounts Managed by             Total Number of Other Accounts Managed / Total       Total Number of Other Accounts
--------------------------------------------                      Assets*                         Managed / Total Assets subject to
                 Regina Chi                                                                             Performance Based Fees

--------------------------------------------- ------------------------------------------------- -----------------------------------
--------------------------------------------- ------------------------------------------------- -----------------------------------
Registered Investment Companies                          3 funds / $ 561.69 million
--------------------------------------------- ------------------------------------------------- -----------------------------------
--------------------------------------------- ------------------------------------------------- -----------------------------------
Other Pooled Investment Vehicles                      2 portfolios / $ 169.86 million
--------------------------------------------- ------------------------------------------------- -----------------------------------
--------------------------------------------- ------------------------------------------------- -----------------------------------
Other Accounts                                                                                       1 account / $ 75.49 million
--------------------------------------------- ------------------------------------------------- -----------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None

Regina Chi is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance ("IPP") is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Ms. Chi is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Ms. Chi's IPP is calculated based on the performance of certain other accounts that she manages; included accounts are equally weighted. The IPP score can be reduced based on management's assessment of the funds' comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Regina Chi was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Portfolio Manager Information
The following information about the Fund's portfolio manager is provided as May 31, 2005.

                                                      -------------------------------------------------------------------
             Other Accounts Managed by                      Total Number of Other Accounts Managed / Total Assets*
                 Richard Winkowski
----------------------------------------------------- -------------------------------------------------------------------
----------------------------------------------------- -------------------------------------------------------------------
          Registered Investment Companies                                 3 funds / $ 443.52 million
----------------------------------------------------- -------------------------------------------------------------------
----------------------------------------------------- -------------------------------------------------------------------
          Other Pooled Investment Vehicles                                           None
----------------------------------------------------- -------------------------------------------------------------------
----------------------------------------------------- -------------------------------------------------------------------
                   Other Accounts                                                    None
----------------------------------------------------- -------------------------------------------------------------------

* None of the accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: $1-$10,000

Richard Winkowski is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. IPP is the predominant factor. Of lesser importance are: Research Performance, Leadership/Teamwork/Communication, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e. Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index), and on a rolling 3 and 5 calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Mr. Winkowski is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. Additionally, a portion of Mr. Winkowski's IPP score is based on the equally-weighted performance of portfolios for which he provides research and analytical support. The IPP score may be reduced based on management's assessment of the Fund's comparative risk profile.

Research performance is assessed quantitatively and qualitatively based on the performance of the portfolio manager's buy and sell recommendations and judgment of quality, thoroughness and skill in security selection by the Chief Investment Officer and other managers in the Equity group.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: net fund flows relative to industry trends for the portfolio manager's Department, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Federated Securities Corp., Distributor

Cusip 313916603


33177 (6/05)

                                                                  June 30, 2005